Schedule of Investments
(unaudited)
March 31, 2026
BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Austria — 2.0%
Erste Group Bank AG ........... 13,289 $ 1,435,548
Canada — 5.9%
Gildan Activewear, Inc. .......... 16,894 940,822
Teck Resources Ltd. , Class B ..... 25,930 1,343,939
Toronto-Dominion Bank (The) ..... 19,941 1,862,364
4,147,125
China — 5.7%
Alibaba Group Holding Ltd. ....... 100,244 1,571,273
Tencent Holdings Ltd. ........... 39,000 2,459,823
4,031,096
Finland — 1.5%
Kone OYJ , Class B ............ 16,431 1,048,967
France — 8.1%
Air Liquide SA ................ 8,737 1,805,925
BNP Paribas SA .............. 14,356 1,367,605
EssilorLuxottica SA ............ 5,070 1,181,437
Schneider Electric SE ........... 5,200 1,416,384
5,771,351
Germany — 8.3%
Allianz SE (Registered) .......... 4,348 1,836,242
Deutsche Boerse AG ........... 4,155 1,217,188
Deutsche Telekom AG (Registered) . 47,979 1,790,733
SAP SE .................... 5,872 1,001,074
5,845,237
India — 4.1%
Axis Bank Ltd. ................ 94,086 1,165,276
HDFC Bank Ltd. .............. 117,742 922,279
Kotak Mahindra Bank Ltd. ........ 225,835 850,120
2,937,675
Italy — 2.1%
FinecoBank Banca Fineco SpA .... 67,353 1,498,519
Japan — 11.0%
Hitachi Ltd. .................. 44,900 1,317,164
Honda Motor Co. Ltd.
(a)
.......... 104,000 841,732
Japan Tobacco, Inc. ............ 18,600 713,568
Mitsubishi UFJ Financial Group, Inc. . 91,300 1,546,068
Shin-Etsu Chemical Co. Ltd. ...... 26,700 1,087,192
Sony Group Corp. ............. 108,900 2,269,774
7,775,498
Mexico — 1.6%
Grupo Financiero Banorte SAB de CV ,
Class O .................. 100,237 1,111,706
Netherlands — 7.2%
ASM International NV ........... 2,426 1,838,793
ASR Nederland NV ............ 19,428 1,337,557
Koninklijke KPN NV ............ 339,829 1,894,080
5,070,430
Security
Shares
Shares Value
Singapore — 2.0%
United Overseas Bank Ltd. ....... 48,600 $ 1,391,212
South Korea — 2.2%
SK Hynix, Inc. ................ 2,759 1,565,361
Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA . 48,197 1,041,034
Industria de Diseno Textil SA ...... 18,370 1,069,296
2,110,330
Sweden — 5.7%
Assa Abloy AB , Class B ......... 43,778 1,582,482
Atlas Copco AB , Class A ......... 82,207 1,450,693
Epiroc AB , Class A ............. 39,999 984,649
4,017,824
Taiwan — 8.1%
MediaTek, Inc. ................ 27,000 1,295,060
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 77,000 4,453,258
5,748,318
Thailand — 1.9%
Bangkok Dusit Medical Services PCL ,
NVDR ................... 2,379,000 1,356,131
United Kingdom — 16.3%
AstraZeneca plc .............. 11,924 2,331,619
BAE Systems plc .............. 61,174 1,793,530
British American Tobacco plc ...... 36,374 2,111,832
Rentokil Initial plc .............. 113,363 703,523
Shell plc .................... 80,149 3,747,857
Taylor Wimpey plc ............. 731,165 868,419
11,556,780
United States — 1.0%
GE Aerospace ................ 2,448 694,669
Total Long-Term Investments — 97.7%
(Cost: $ 62,915,832 ) .............................. 69,113,777
Short-Term Securities
Money Market Funds — 3.2%
(b)(c)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 3.77%
(d)
..... 850,813 850,983
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.55% ...... 1,413,152 1,413,152
Total Short-Term Securities — 3 .2%
(Cost: $ 2,264,135 ) .............................. 2,264,135
Total Investments — 100.9%
(Cost: $ 65,179,967 ) .............................. 71,377,912
Liabilities in Excess of Other Assets — (0.9) % ............ (609,206)
Net Assets — 100.0% .............................. $ 70,768,706
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,076,802 $ — $ (2,225,819)
(a)
$ — $ — $ 850,983 850,813 $ 862
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 264,607 1,148,545
(a)
— — — 1,413,152 1,413,152 4,465 —
$ — $ — $ 2,264,135 $ 5,327 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria .............................................. $ — $ 1,435,548 $ — $ 1,435,548
Canada ............................................. 4,147,125 — — 4,147,125
China ............................................... — 4,031,096 — 4,031,096
Finland .............................................. — 1,048,967 — 1,048,967
France .............................................. — 5,771,351 — 5,771,351
Germany ............................................ — 5,845,237 — 5,845,237
India ............................................... — 2,937,675 — 2,937,675
Italy ................................................ — 1,498,519 — 1,498,519
Japan ............................................... — 7,775,498 — 7,775,498
Mexico .............................................. 1,111,706 — — 1,111,706
Netherlands ........................................... — 5,070,430 — 5,070,430
Singapore ............................................ — 1,391,212 — 1,391,212
South Korea .......................................... — 1,565,361 — 1,565,361
Spain ............................................... — 2,110,330 — 2,110,330
Sweden ............................................. — 4,017,824 — 4,017,824
Taiwan .............................................. — 5,748,318 — 5,748,318
Thailand ............................................. 1,356,131 — — 1,356,131
United Kingdom ........................................ — 11,556,780 — 11,556,780
United States .......................................... 694,669 — — 694,669
Short-Term Securities
Money Market Funds ...................................... 2,264,135 — — 2,264,135
$ 9,573,766 $ 61,804,146 $ — $ 71,377,912
Portfolio Abbreviation
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
SAB Special Assessment Bonds